CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Deficit)
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock issued	84,435,000	75,135,000	75,000,000
Common stock outstanding	84,435,000	75,135,000	75,000,000